Note 4 Available amount for interim dividend payments (Details) € in Millions	Aug. 31, 2023 EUR (€)
Available amount for interim dividend payments [Line Items]
Profit of BBVA after the provision for income tax	€ 6,854
Maximum amount distributable	6,854
Amount of proposed interim dividend	1,671
BBVA cash balance available to the date	€ 33,530